Short-Term Bank Loans	12 Months Ended
Dec. 31, 2018
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Short-Term Bank Loans
38.	SHORT-TERM BANK LOANS

	Interest rates and final maturity	2017	2018
RMB denominated bank loans	Fixed interest rates ranging from 2.35% to 4.77% (2017: 2.35% to 5.80%) per annum with maturity through 2019 (2017: maturity through 2018)	22,500	15,085

Total		22,500	15,085

At December 31, 2017 and 2018, all short-term bank loans were unsecured.